Annual Total Returns - Franklin LifeSmart™ 2055 Retirement Target Fund [BarChart] - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2055 Retirement Target Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2016	3.13%
Annual Return 2017	19.06%
Annual Return 2018	(7.37%)
Annual Return 2019	22.39%
Annual Return 2020	15.95%